Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Matthew R. DiClemente

(215) 564-8173

mdiclemente@stradley.com

December 16, 2013

via edgar

Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Gottex Trust (the “Registrant”)

Registration Numbers 333-191185; 811-22889

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, filed with the U.S. Securities and Exchange Commission electronically on December 5, 2013 (Accession number 0001144204-13-065767).

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

Stradley Ronon Stevens & Young, LLP

/s/ Matthew R. DiClemente

Matthew R. DiClemente